DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 11—DEBT OBLIGATIONS:

a.	Short-term debt:			December 31,
		Weighted average interest rate as of December 31	Maturity	2015	2014

				(U.S. $ in millions)
	Bank and financial institutions	2.05%		$75	$46
	Convertible debentures (see note 12)	0.25%	2026	521	530
	Current maturities of long-term liabilities			989	1,185

	Total short term debt			$1,585	$1,761

b.	Long-term debt includes the following:
	Weighted average interest rate as of December 31, 2015	Maturity	December 31,
			2015	2014

	%		(U.S. $ in millions)
Senior notes USD 613 million (1)	3.65%	2021	$611	$873
Senior notes USD 588 million (1)	3.65%	2021	586	873
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 950 million	2.40%	2016	950	950
Senior notes EUR 1,000 million	2.88%	2019	1,092	1,213
Senior notes USD 789 million (1)	6.15%	2036	780	974
Senior notes USD 844 million (1)	2.95%	2022	843	1,297
Senior notes CHF 450 million	1.50%	2018	455	455
Senior notes EUR 1,300 million (2)	1.25%	2023	1,409	-
Senior notes EUR 700 million (2)	1.88%	2027	762	-
Senior notes USD 1,000 million (3)	3.00%	2015	-	1,000

Fair value hedge accounting adjustments			(10)	(43)

Total senior notes			$8,178	$8,292

Term loan EUR 122 million (4)	EURIBOR + 1.0%	2015	-	148
Term loan JPY 35 billion	1.42%	2019	290	293
Term loan JPY 65 billion	0.99%	2017	544	549
Term loan JPY 35 billion	LIBOR +0.3%	2018	290	293
Other loans JPY 5 billion (5)	1.67%	2019	39	118
Total loans			$1,163	$1,401

Debentures USD 15 million	7.20%	2018	15	15
Other	7.48%	2026	5	-
Total debentures and others			$20	$15

Less current maturities			989	1,185

Derivative instruments			11	43

Total long term debt (6)			$8,383	$8,566

The required annual principal payments of long-term debt as of December 31, 2015, starting with the year 2017, are as follows:
December 31,
2015

(U.S. $ in millions)
2017	$544
2018	760
2019	1,382
2020	700
2021 and thereafter	4,997
$8,383